INCOME TAXES (Details Textual) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended										1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2008	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2008 Shenzhen Comtech [Member]	Dec. 31, 2013 Shenzhen Comtech [Member] Maximum [Member]	Dec. 31, 2013 Shenzhen Comtech [Member] Minimum [Member]	Dec. 31, 2013 Hong Kong [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member]	Dec. 31, 2013 Foreign Tax Authority [Member] USD ($)	Dec. 31, 2013 Foreign Tax Authority [Member] CNY	Dec. 31, 2012 Foreign Tax Authority [Member] CNY	Mar. 31, 2007 PRC [Member]	Dec. 31, 2013 PRC [Member] USD ($)	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member]	Dec. 31, 2009 PRC [Member]	Dec. 31, 2008 PRC [Member]	Dec. 31, 2013 PRC [Member] Expire In 2018 [Member] CNY	Dec. 31, 2013 PRC [Member] Expire In 2015 [Member] CNY	Dec. 31, 2013 PRC [Member] Expire In 2016 [Member] CNY	Dec. 31, 2013 PRC [Member] Expire In 2017 [Member] CNY
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	25.00%	25.00%	25.00%	25.00%														25.00%							25.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent												16.50%	16.50%	16.50%	16.50%
Percentage Of Net Profit For Statutory Public Welfare Fund										12.50%	0.00%											25.00%	24.00%	22.00%	20.00%	18.00%
Effective Income Tax Rate Reconciliation, Tax Holiday, Amount		$ 3,574	21,638	29,113	33,947
Earnings Per Share, Basic		$ 0.08	0.45	0.66	(4.22)															$ 0.11	0.66	0.80	0.92
Earnings Per Share, Diluted		$ 0.07	0.45	0.66	(4.22)															$ 0.11	0.66	0.80	0.92
Operating Loss Carryforwards												1,308	7,921							2,668	16,156						928	1,131	4,302	9,795
Percentage Of Levied With holding Tax						10.00%
Deferred Tax Liabilities, Net		(1,663)	(10,070)	(21,254)												33,894	205,185	354,507
Undistributed Earnings of Foreign Subsidiaries		99,689	603,486	1,042,669
Effective Income tax rate reconcilation									15.00%
Unrecognized Tax Benefits		$ 2,680	16,226	0	0		$ 0	0